Equity - Stock options activity (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Options outstanding
Beginning balance		95,000
Granted/Acquired	95,000		95,000
Ending balance		95,000	95,000
Exercisable Option
Beginning balance		71,250
Granted/Acquired			71,250
Ending balance		71,250	71,250
Weighted Average Exercise Price
Beginning balance		$ 4.89
Granted/Acquired			$ 5.00
Ending balance		$ 5.00	$ 4.89
Average Remaining Contractual Life
Average remaining contractual term		1 year 7 months 13 days	2 years 1 month 13 days	0 years
Granted/Acquired			3 years
Forfeited			0 years
Exercised			0 years